Legal and arbitral proceedings (Details) $ in Thousands, € in Millions, $ in Millions			1 Months Ended				12 Months Ended				60 Months Ended	72 Months Ended
	Jun. 03, 2022	May 14, 2013 EUR (€)	Sep. 30, 2022 expert	Jul. 31, 2021 manufacturer	Feb. 28, 2021 USD ($)	Sep. 30, 2017 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€) lawsuit action	Dec. 31, 2021 trial	Jun. 30, 2021 proceeding	Dec. 31, 2023 EUR (€) action lawsuit	Dec. 31, 2023 EUR (€) lawsuit case action	Dec. 31, 2024 EUR (€) trial claim manufacturer complaint plaintiff family case lawsuit person children	Dec. 31, 2023 AUD ($) lawsuit action	Dec. 31, 2022 EUR (€) claimant case family	Dec. 06, 2022 plaintiff cancer	Nov. 30, 2022 person	Aug. 20, 2022 ruling	Mar. 31, 2022 patient	Dec. 31, 2014 complaint	Nov. 18, 2014 patent	Dec. 31, 1997 EUR (€)
Disclosure of Legal and Arbitral Proceedings [Line Items]
Provisions for product liability risks, litigation and other								€ 1,283.0			€ 1,283.0	€ 1,283.0	€ 1,676.0		€ 1,652.0
Environmental risks								€ 493.0			€ 493.0	€ 493.0	€ 474.0		€ 526.0
Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of first instance rulings															3			7
Action for which we are defendant | Product liabilities | Minimum
Disclosure of Legal and Arbitral Proceedings [Line Items]
Litigation amount payable															€ 0.1
Action for which we are defendant | Product liabilities | Maximum
Disclosure of Legal and Arbitral Proceedings [Line Items]
Litigation amount payable															€ 0.5
Sanofi Pasteur Hepatitis B Vaccine product litigation | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of civil individual actions | lawsuit													180
Number of ongoing lawsuits | lawsuit								4			4	4		4
Taxotere product litigation in the US | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of bellweather trial held | trial									2
Zantac litigation in the US | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of plaintiffs | plaintiff													24,922
Number of cancers associated with dismissed cases | cancer																5
Number of plaintiffs who filed notices to appeal | plaintiff																12,000
Number of complaints filed | complaint													1,623
Zantac litigation in Canada | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of class actions | action											7
Gold Bond Product litigation in the US | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of class actions | action								700
Number of ongoing trials | action								0			0	0		0
Depakine product litigation in France | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of civil individual actions | claim													79
Number of people exposed | person													133
Number of lawsuits ruled on merits | lawsuit								40			40	40		40
Number of families who filed a civil claim | family															76
Number of claimant | claimant															288
Number of claimant exposed | claimant															111
Number of experts | expert			2
Number of administrative proceedings | proceeding										5
Depakine product litigation in Switzerland | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of people exposed | person													17
Number of families who filed a civil claim | family													11
Number of action declared time-barred | person																	1
Depakine product litigation in Spain | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of ongoing trials | trial													7
Number of people exposed | children													15
Number of patients to indemnify | patient																			4
Depakine product litigation in Belgium | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of civil individual actions | complaint													2
Depakine product litigation in Ireland | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of pre-action protocol cases | case													2
Number of civil claims on-going | claim													2
Depakine product litigation in Great Britain | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of pre-action protocol cases | case													1
Depakine product litigation in Northern Ireland | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of civil claims on-going | claim													1
Dengvaxia product litigation in the Philippines | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of cases | case												8
Ramipril Canada Patent Litigation | Action for which we are a plaintiff | Patents
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of manufacturers with marketing authorization for generic version of drug | manufacturer													8
Praluent (Alirocumab)-related amgen patent litigation in the US | Action for which we are defendant | Patents
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of patent actions initially filed | complaint																				4
Number of patents allegedly infringed | patent																					7
Plavix litigation (Commonwealth) in Australia | Action for which we are defendant | Minimum | Patents
Disclosure of Legal and Arbitral Proceedings [Line Items]
Reduced amount of compensation claimed								€ 137.8			€ 137.8	€ 137.8		$ 223.3
Reduced amount of compensation claimed, interest included								218.0			218.0	218.0		360.5
Plavix litigation (Commonwealth) in Australia | Action for which we are defendant | Maximum | Patents
Disclosure of Legal and Arbitral Proceedings [Line Items]
Reduced amount of compensation claimed								172.9			172.9	172.9		280.2
Reduced amount of compensation claimed, interest included								€ 294.3			€ 294.3	€ 294.3		$ 487.5
Plavix Attorney General Action in Hawaii | Action for which we are defendant
Disclosure of Legal and Arbitral Proceedings [Line Items]
Total penalty fee incurred by defendants | $					$ 834,000
Penalty fee incurred by Sanofi | $					$ 417,000
Payment of damages claimed by the French CNAM (French Social Security) | $							$ 916,000
Plavix Attorney General Action in Hawaii | Action For Which Sanofi Are Defendant
Disclosure of Legal and Arbitral Proceedings [Line Items]
Payment of damages claimed by the French CNAM (French Social Security) | $							$ 458,000
Plavix related litigation in France | Action for which we are defendant
Disclosure of Legal and Arbitral Proceedings [Line Items]
Penalty fee incurred by Sanofi		€ 40.6
Payment of damages claimed by the French CNAM (French Social Security)						€ 115.8
340B Drug Pricing Program in the United States | Action for which we are defendant
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of other manufacturers involved in proceedings | manufacturer				3
Aventis Crop Science retained liabilities | Contingencies arising from certain business divestitures
Disclosure of Legal and Arbitral Proceedings [Line Items]
Aggregate participation percentage of legacy companies in ACS	76.00%
Infraserv Hoechst retained liabilities | Contingencies arising from certain business divestitures
Disclosure of Legal and Arbitral Proceedings [Line Items]
Fund reserves transferred																						€ 57.0
Maximum amount to be reimbursed for current and future environmental expense																						€ 143.0